Restructuring and other non-recurring costs (Tables)	12 Months Ended
Jun. 30, 2025
Restructuring And Other Non-recurring Costs
Schedule of restructuring expenses

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Corporate restructuring - professional fees	-	-	200
Corporate restructuring - litigation provision	596	-	-
Fiscal provision	154	1,389	1,768
Gain on effectuation of DOCA	(514)	-	-
Remediation	-	-	(361)
Acquisition related and other costs	176	3	55
Total	412	1,392	1,662